--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date    Yield      (Note 1)   Moody's  & Poor's
   ------                                                                            ----    -----       ------    -------   -------
Other Tax Exempt Investments (18.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000  Alleghany County, PA (South Hills Health System)
              LOC PNC Bank                                                         03/31/99   3.67%  $   1,505,419   VMIG-1
   4,300,000  City of Philadelphia, PA TRAN - Series A                             06/30/99   3.59       4,325,413    MIG-1   SP-1+
   2,500,000  County of Essex, NJ BAN                                              08/07/98   3.89       2,500,755    MIG-1
   1,570,000  Cumberland County, PA (United Methodist Homes)
              LOC PNC Bank                                                         06/01/99   3.75       1,570,000   VMIG-1
   2,500,000  District of Columbia, GO TRAN
              LOC Morgan Guaranty/Union Bank of Switzerland                        09/30/98   3.82       2,503,775   VMIG-1   SP-1+
   2,200,000  Iowa School Cash Anticipation Program (IA School Corp. Warrant Cert.)
              FSA Insured                                                          01/28/99   3.50       2,208,597    MIG-1   SP-1+
   3,000,000  Kentucky Asset/Liability (General Fund TRAN)                         06/25/99   3.52       3,026,490    MIG-1   SP-1+
   4,100,000  Michigan Municipal Bond Authority - Series B                         07/02/98   3.51       4,100,102            SP-1+
   1,000,000  Michigan Municipal Bond Authority - Series C                         09/18/98   3.73       1,001,269            SP-1+
   5,000,000  Multnomah County, OR School District                                 06/30/99   3.60       5,028,866    MIG-1   SP-1+
   3,256,000  Ohio School District Cash Flow COPS - Series 1998                    12/31/98   3.52       3,265,063   VMIG-1
   2,500,000  Temple University of the Commonwealth Systems
              (Higher Education Funding Obligation)                                05/14/99   3.70       2,515,676            SP-1+
   2,900,000  University of Cincinnati General Receipts BAN - Series A             03/01/99   3.52       2,904,284    MIG-1   SP-1+
------------                                                                                         -------------
  36,326,000  Total Other Tax Exempt Investments                                                        36,455,709
------------                                                                                         -------------
Other Variable Rate Demand Instruments (b) (62.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,735,000  Alabama HFA (Windscape Project)
              LOC Amsouth Bank N.A.                                                12/01/03   3.70%  $   3,735,000   VMIG-1
   4,500,000  Angelina & Neches River Authority, TX
              LOC Credit Suisse First Boston                                       05/01/14   3.80       4,500,000     P1
   1,570,000  Bloomington  Normal Airport Authority  - Series 1995A                01/01/13   3.55       1,570,000   VMIG-1
   3,700,000  Burke County, GA PCRB (Georgia Power Company Plant)                  07/01/24   3.90       3,700,000     P1       A1
   3,650,000  City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              LOC General Electric Capital Corporation                             04/15/14   3.50       3,650,000              A1+
   6,000,000  City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
              LOC Toronto-Dominion Bank                                            02/01/00   3.60       6,000,000              A1+
   1,700,000  City of Tempe, AZ - Series 1998                                      07/01/23   3.85       1,700,000   VMIG-1     A1+
   2,000,000  Columbia, AL Industrial Development Board PCRB
              (Alabama Power Co. Project) - Series A                               11/01/21   3.90       2,000,000   VMIG-1     A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date    Yield      (Note 1)   Moody's  & Poor's
   ------                                                                            ----    -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000  Connecticut State Development Authority
              (CT Light & Power Company Project) - Series 1993A
              LOC Deutsche Bank A.G.                                               09/01/28   3.50%  $   4,000,000   VMIG-1    A1+
   4,945,000  Connecticut State Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                                 12/01/10   3.50       4,945,000     P1      A1+
   3,000,000  County of Cuyahoga - Series 1997C (Cleveland Clinic)                 01/01/16   3.55       3,000,000   VMIG-1    A1+
   2,800,000  County of Franklin, OH Hospital Facilities
              (Lutheran Senior City, Inc.) RB - Series 1994
              LOC National Bank of Detroit                                         05/01/15   3.55       2,800,000   VMIG-1
   4,700,000  County of Hamilton, OH Adjustable Rate Hospital Facilities RB - 1997B
              MBIA Insured                                                         01/01/18   3.55       4,700,000   VMIG-1    A1+
   1,300,000  Delaware County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Toronto-Dominion Bank                                            08/01/16   3.75       1,300,000     P1      A1+
   7,150,000  DeKalb County, GA Refunding MHRB - Series 1988
              (Wood Hills Apartment Project)
              LOC Bank of Montreal                                                 12/01/07   3.60       7,150,000             A1+
   2,000,000  Erie County Hospital Authority
              (Hamot Health Foundation) - Series 1998                              05/15/20   3.90       2,000,000   VMIG-1
   1,300,000  Georgetown, KY Educational Institution Improvement RB
              (Georgetown College)
              LOC PNC Bank, N.A.                                                   06/01/04   3.60       1,300,000   VMIG-1
   5,300,000  Harris County, TX Health Facilities Hospital RB
              (Memorial Hospital Systems)
              MBIA Insured                                                         06/01/24   3.40       5,300,000   VMIG-1    A1+
   8,800,000  Idaho HEFA (Holy Cross Health System)                                12/01/23   3.75       8,800,000   VMIG-1    A1+
   3,300,000  Illinois Educational Facilities Authority
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                         02/01/28   3.50       3,300,000   VMIG-1    A1+
   5,000,000  Illinois HEFA (Northwestern Memorial Hospital)                       08/15/25   3.80       5,000,000   VMIG-1    A1+
   2,400,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                         11/01/20   3.50       2,400,000   VMIG-1
   2,500,000  Maryland State IDA Economic Development RB
              (Johnson Control Incorporation)                                      12/01/03   3.70       2,500,000   VMIG-1
   6,650,000  Michigan State Hospital Financial Authority Revenue
              (Chelsea Community Hospital)
              LOC Comerica Bank                                                    11/15/19   3.50       6,650,000   VMIG-1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date    Yield      (Note 1)   Moody's  & Poor's
   ------                                                                            ----    -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,200,000  Michigan Strategic Fund Limited Obligation
              (Detroit Edison Co.) - Series CC
              LOC Barclays Bank                                                    09/01/30   3.80%  $   1,200,000     P1     A1+
   3,060,000  Missouri Health & Educational Facilities (Washington University)     09/01/10   3.50       3,060,000   VMIG-1   A1+
   4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
              LOC General Electric Capital Corporation                             11/01/07   3.70       4,420,000            A1+
   3,920,000  New Hampshire Education & Health Facility Hospital RB - Series 1995
              LOC Bank of Scotland                                                 09/01/05   3.80       3,920,000   VMIG-1
   2,075,000  New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
              LOC Corestates Bank, N.A.                                            11/01/05   3.50       2,075,000   VMIG-1
   3,000,000  New Jersey EDA  Series 1998
              (Foreign Trade Zone Venture)
              LOC Morgan Guaranty Trust Company                                    12/01/07   3.50       3,000,000            A1+
   3,300,000  North Carolina Educational Facilities
              (Duke University) - Series 1991 B                                    12/01/21   3.45       3,300,000   VMIG-1   A1+
   1,500,000  North Carolina Medcare Commission Hospital RB
              (Pooled Equipment Financing Program)
              MBIA Insured                                                         12/01/25   3.25       1,500,000   VMIG-1   A1+
   1,100,000  Pitkin County, CO IDRB (Aspen Skiing Company Project)
              LOC First National Bank of Chicago                                   04/01/16   3.80       1,100,000            A1+
     900,000  Reading, PA (York County General Authority)
              AMBAC Insured                                                        09/01/26   3.60         900,000            A1+
   1,700,000  Roanoke, VA IDA Hospital RB (Carilion Health Systems)                07/01/27   4.00       1,700,000   VMIG-1   A1+
   1,000,000  York County, PA IDA PCRB (Philadelphia Electric Company)
              LOC Toronto-Dominion Bank                                            08/01/16   3.75       1,000,000     P1     A1+
------------                                                                                         -------------
 119,175,000  Total Other Variable Rate Demand Instruments                                             119,175,000
------------                                                                                         -------------
Put Bonds (8.70%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,200,000  City of Philadelphia, PA Water & Waste Bonds
              AMBAC Insured                                                        08/05/98   3.82%  $   1,200,000   VMIG-1   A1+
   7,500,000  Connecticut State Special Assessment Unemployment
              Compensation Advance Fund RB - Series 1993C
              FGIC Insured                                                         07/01/98   3.90       7,500,000   VMIG-1   A1+
   2,000,000  Intermountain Power Authority Power Supply RB - Series E
              AMBAC Insured                                                        09/15/98   3.45       2,000,000   VMIG-1   A1+
   6,010,000  Vermont State Educational & Health Building Finance Agency
              (Middlebury College)                                                 11/01/98   3.80       6,010,000            A1+
------------                                                                                         -------------
  16,710,000  Total Put Bonds                                                                           16,710,000
------------                                                                                         -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date    Yield      (Note 1)   Moody's  & Poor's
   ------                                                                            ----    -----       ------    -------   -------
Tax Exempt Commercial Paper (15.94%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000  Development Authority of Burke County GA
              (Ogelthorpe Power) - Series 1998B
              AMBAC Insured                                                        07/06/98   3.40%  $   2,000,000    MIG1    A1+
   5,300,000  City of Burlington, KS PCRB
              (Kansas City Light & Power Company)  - Series 1987A
              LOC Toronto-Dominion Bank                                            07/23/98   3.45       5,300,000            A1+
   2,800,000  City of Burlington, KS PCRB
              (Kansas City Power & Light Company) - Series B
              LOC Deutsche Bank A.G.                                               07/22/98   3.75       2,800,000     P1     A1+
   2,000,000  State of Connecticut Special Assessment
              LOC Credit Agriole/Credit Belique                                    09/09/98   3.50       2,000,000     P1     A1+
  10,000,000  Intermountain Power Agency Power Supply RB - Series 1985 F
              AMBAC Insured                                                        09/10/98   3.45      10,000,000   VMIG-1   A1+
   3,100,000  Intermountain Power Agency Power Supply RB - Series 1985 F
              AMBAC Insured                                                        08/19/98   3.60       3,100,000   VMIG-1   A1+
   2,000,000  Maricopa County, AZ Pollution Control Corp.
              (Southern Cal. Edison Co.)                                           07/23/98   3.70       2,000,000     P1     A1
   3,400,000  Rochester, MN Health Care Mayo Foundation
              (Mayo Med Center) - Series C                                         07/20/98   3.50       3,400,000     P1     A1+
------------                                                                                         -------------
  30,600,000  Total Tax Exempt Commercial Paper                                                         30,600,000
------------                                                                                         -------------
              Total Investments (105.69%) (Cost $202,940,709+)                                         202,940,709
              Liabilities in Excess of Cash and Other Assets (-5.69%)                                (  10,924,902)
                                                                                                     -------------
              Net Assets (100.00%)  192,020,506 Shares Outstanding (Note 3)                          $ 192,015,807
                                                                                                     =============

              Net Assets Value, offering and redemption price per shares                             $        1.00
                                                                                                     =============


              +   Aggregate cost for Federal income tax purposes is identical.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================









FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.

KEY:

     AMBAC    =   American Municipal Bond Assurance             IDA      =   Industrial Development Authority

     BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond

     COPS     =   Certificates of Participations                LOC      =   Letter of Credit

     EDA      =   Economic Development Authority                MBIA     =   Municipal Bond Insurance Association

     FSA      =   Financial Securities Assurance                MHRB     =   Multifamily Housing Revenue Bond

     FGIC     =   Financial Guaranteed Insurance Company        PCRB     =   Pollution Control Revenue Bond

     GO       =   General Obligation                            RAN      =   Revenue Anticipation Note

     HFA      =   Housing Finance Authority                     RB       =   Revenue Bond

     HEFA     =   Health and Education Facilities Authority     TRAN     =   Tax and Revenue Anticipation Note













--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998

================================================================================








 INVESTMENT INCOME

 Interest income..........................................................  $   7,473,708

 Expenses (Note 2)........................................................  (     817,240)
                                                                            -------------
 Net investment income....................................................      6,656,468



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments..................................  (       1,453)
                                                                            -------------
 Net increase in net assets from operations...............................  $   6,655,015
                                                                            =============

























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================






                                                                              Year                    Year
                                                                             Ended                   Ended
                                                                         June 30, 1998           June 30, 1997
                                                                        ---------------         ---------------



INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income............................................   $     6,656,468         $     7,275,840
    Net realized gain (loss) on investments..........................   (         1,453)        (         1,065)
                                                                         --------------          --------------
    Net increase in net assets from operations.......................         6,655,015               7,274,775
 Dividends to shareholders from net investment income................   (     6,656,468)        (     7,275,840)
 Net increase (decrease) from capital share transactions (Note 3)       (     7,032,901)        (    55,199,971)
                                                                         --------------          --------------
        Total increase (decrease) in net assets......................   (     7,034,354)        (    55,201,036)
 Net assets:
    Beginning of year................................................       199,050,161             254,251,197
                                                                         --------------          --------------
    End of year......................................................   $   192,015,807         $   199,050,161
                                                                         ==============          ==============















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued) Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At June 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $192,020,506. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                  Year Ended                          Year Ended
                                                 June 30, 1998                       June 30, 1997
                                                 -------------                       -------------
 Sold......................................        439,480,605                         395,065,691
 Issued on reinvestment of dividends.......          2,022,495                           2,142,906
 Redeemed..................................     (  448,536,001)                     (  452,408,568)
                                                 -------------                       -------------
 Net increase (decrease)...................     (    7,032,901)                     (   55,199,971)
                                                 =============                       =============


4. Liabilities

 At June 30, 1998, the Fund had the following liabilities:
 Payables for securities purchases.........     $   12,380,769
 Accrued management fee....................             63,836
 Dividends payable.........................            348,186
                                                 -------------
   Total liabilities.......................     $   12,792,791
                                                 =============

5. Sales of Securities.

Accumulated undistributed realized losses at June 30, 1998 amounted to $4,699. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on June 30, 2006.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights

                                                                           Year Ended June 30,
                                                  --------------------------------------------------------------------
                                                    1998           1997           1996           1995           1994
                                                  --------       --------       --------       --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year........       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                  --------       --------       --------       --------       --------
 Income from investment operations:
   Net investment income...................         0.033          0.032          0.033          0.032          0.021
 Less distributions:
   Dividends from net investment income....         0.033          0.032          0.033          0.032          0.021
                                                  --------       --------       --------       --------       --------
 Net asset value, end of year..............       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                  ========       ========       ========       ========       ========
 Total Return..............................         3.31%          3.23%          3.31%          3.22%          2.14%
 Ratios/Supplemental Data
 Net assets, end of year (000).............       $192,016       $199,050       $254,251       $213,134       $133,927
 Ratios to average net assets:
   Expenses................................         0.40%          0.40%          0.40%          0.40%          0.40%
   Net investment income...................         3.26%          3.18%          3.26%          3.22%          2.13%























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
INDEPENDENT AUDITOR'S REPORT


================================================================================



The Board of Directors and Shareholders
Tax Exempt Proceeds Fund, Inc.


We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. as of June 30, 1998 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1997, and the financial highlights for all years prior to July 1, 1997, were audited by other auditors whose report, dated July 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


[GRAPHIC OMITTED]





New York, New York
July 23, 1998







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Tax Exempt Proceeds Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020




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                                        TAX EXEMPT
                                        PROCEEDS
                                        FUND, INC.











                                       Annual Report
                                       June 30, 1998
















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